SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of changes in goodwill by reportable segment

(in millions)	Chartis	Aircraft Leasing	Other	Total

Balance at December 31, 2009:
Goodwill – gross	$2,480	$-	$7,192	$9,672
Accumulated impairments	(1,196)	-	(2,281)	(3,477)

Net goodwill	1,284	-	4,911	6,195

Increase (decrease) due to:
Acquisition	33	-	-	33
Sales of business units	-	-	(69)	(69)
Other(a)	16	-	(86)	(70)
Goodwill impairment included in discontinued operations	-	-	(4,625)	(4,625)
Dispositions(b)	-	-	(131)	(131)

Balance at December 31, 2010:
Goodwill – gross	$2,529	$-	$2,281	$4,810
Accumulated impairments	(1,196)	-	(2,281)	(3,477)

Net goodwill	$1,333	$-	$-	$1,333

Increase (decrease) due to:
Acquisition	3	15	8	26
Other(a)	14	-	-	14

Balance at December 31, 2011:
Goodwill – gross	$2,546	$15	$2,289	$4,850
Accumulated impairments	(1,196)	-	(2,281)	(3,477)

Net goodwill	$1,350	$15	$8	$1,373

(a)
Includes foreign exchange translation and purchase price adjustments (PPA).

(b)
Reflects the deconsolidation of AIA.

New accounting standard for variable interest entities
Statement
Change in accounting principle

	Transition Methods
(in millions)	Fair Value Option	Carrying Value	Total

Assets:
Bond trading securities, at fair value	$1,239	$1,262	$2,501
Mortgage and other loans receivable	-	1,980	1,980
Other invested assets	-	480	480
Other asset accounts	194	150	344
Assets held for sale	4,630	-	4,630

Total Assets	$6,063	$3,872	$9,935

Liabilities:
FRBNY commercial paper funding facility	$1,088	$-	$1,088
Other long-term debt	-	1,533	1,533
Other liability accounts	1	31	32
Liabilities held for sale	4,525	-	4,525

Total Liabilities	$5,614	$1,564	$7,178

Consolidation of VIE -increase or decrease from previously reported amounts
Statement
Change in accounting principle

(in billions)

Assets	$8.2

Liabilities	7.1
Redeemable noncontrolling interest	1.1
Equity:
Accumulated deficit	0.2
Accumulated other comprehensive income	(0.3)
Other noncontrolling interests	0.1

Total liabilities and equity	$8.2

New accounting standard for other-than-temporary impairments
Statement
Change in accounting principle

(in billions)	Accumulated Deficit	Accumulated Other Comprehensive Loss	AIG Shareholders' Equity

Increase (decrease)
Net effect on the increase in amortized cost of available for sale fixed maturity securities	$16.1	$(16.1)	$-
Net effect on related DAC, SIA and other insurance balances	(1.8)	1.8	-
Net effect on deferred income tax assets	(2.5)	5.0	2.5

Net effect on AIG shareholders' equity due to the adoption of the accounting standard for other-than-temporary impairments	$11.8	$(9.3)	$2.5

Net effect on related DAC, SIA and other insurance balances due to the adoption of the accounting standard for deferred acquisition costs	0.2	(0.2)	-

Net increase in AIG shareholders' equity	$12.0	$(9.5)	$2.5

New accounting standard for acquisition costs
Statement
Change in accounting principle

December 31, 2011 (in millions)	As Previously Reported	Effect of Change	As Currently Reported

Assets:
Deferred policy acquisition costs	$14,026	$(5,089)	$8,937
Current and deferred income tax asset	16,084	1,718	17,802
Other assets	12,824	(42)	12,782

Total assets	555,773	(3,413)	552,360

Total liabilities	441,444	-	441,444

AIG shareholders' equity:
Retained earnings	14,332	(3,558)	10,774
Accumulated other comprehensive income	5,008	145	5,153

Total AIG shareholders' equity	$104,951	$(3,413)	$101,538

December 31, 2010 (in millions)	As Previously Reported	Effect of Change	As Currently Reported

Assets:
Deferred policy acquisition costs	$14,668	$(5,237)	$9,431
Other assets	44,520	(141)	44,379
Assets held for sale	107,453	(2,492)	104,961

Total assets	683,443	(7,870)	675,573

Liabilities:
Current and deferred income tax liability	2,369	(18)	2,351
Liabilities held for sale	97,312	(1,389)	95,923

Total liabilities	569,770	(1,407)	568,363

AIG shareholders' equity:
Accumulated deficit	(3,466)	(6,382)	(9,848)
Accumulated other comprehensive income	7,624	(81)	7,543

Total AIG shareholders' equity	$85,319	$(6,463)	$78,856

Year Ended December 31, 2011 (dollars in millions, except per share data)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Total net realized capital gains (losses)	$521	$20	$541

Benefits, claims and expenses:
Policyholder benefits and claims incurred	33,449	1	33,450
Interest credited to policyholder account balances	4,446	21	4,467
Amortization of deferred acquisition costs	8,019	(2,533)	5,486
Other acquisition and insurance expenses	6,091	2,367	8,458
Net (gain) loss on sale of properties and divested businesses	74	-	74

Total benefits, claims and expenses	65,302	(144)	65,158

Income (loss) from continuing operations before income tax benefit	(1,065)	164	(901)

Income tax benefit(a)	(18,036)	(1,728)	(19,764)

Income (loss) from continuing operations	16,971	1,892	18,863
Income (loss) from discontinued operations, net of income tax(b)	1,535	932	2,467

Net income (loss)	18,506	2,824	21,330

Net income attributable to AIG	$17,798	$2,824	$20,622

Net income attributable to AIG common shareholders	$16,986	$2,824	$19,810

Income (loss) per common share attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$8.60	$1.05	$9.65
Income (loss) from discontinued operations	$0.84	$0.52	$1.36
Diluted:
Income (loss) from continuing operations	$8.60	$1.05	$9.65
Income (loss) from discontinued operations	$0.84	$0.52	$1.36

Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance	$(16,561)	$(1,746)	$(18,307)

(a)
Includes an adjustment to the deferred tax valuation allowance of $1.8 billion in the fourth quarter of 2011.

(b)
Represents the effect on the gain on sale of AIG Star and AIG Edison which were sold in first quarter of 2011.

Year Ended December 31, 2010 (dollars in millions, except per share data)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Total net realized capital gains (losses)	$(175)	$11	$(164)

Benefits, claims and expenses:
Policyholder benefits and claims incurred	41,394	(2)	41,392
Interest credited to policyholder account balances	4,480	7	4,487
Amortization of deferred acquisition costs	9,134	(3,313)	5,821
Other acquisition and insurance expenses	6,775	3,388	10,163
Net (gain) loss on sale of properties and divested businesses(a)	(17,767)	(1,799)	(19,566)

Total benefits, claims and expenses	59,590	(1,719)	57,871

Income (loss) from continuing operations before income tax benefit	17,936	1,730	19,666

Income tax benefit(b)	5,859	877	6,736

Income (loss) from continuing operations	12,077	853	12,930
Income (loss) from discontinued operations, net of income tax(c)	(2,064)	1,419	(645)

Net income (loss)	10,013	2,272	12,285

Net income attributable to AIG	$7,786	$2,272	$10,058

Net income attributable to AIG common shareholders	$1,583	$463	$2,046

Income per common share attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$14.75	$1.27	$16.02
Income (loss) from discontinued operations	$(3.15)	$2.11	$(1.04)
Diluted:
Income (loss) from continuing operations	$14.75	$1.27	$16.02
Income (loss) from discontinued operations	$(3.15)	$2.11	$(1.04)

Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance	$1,486	$(125)	$1,361

(a)
Represents the effect on the gain on sale of AIA ordinary shares, which were sold in the fourth quarter of 2010.

(b)
Includes the tax impact to the AIA gain adjustment of $1.0 billion in the fourth quarter of 2010.

(c)
Includes an adjustment to the after-tax gain on the sale of ALICO of $1.6 billion in the fourth quarter of 2010.

Year Ended December 31, 2009 (dollars in millions, except per share data)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Total net realized capital gains (losses)	$(5,210)	$-	$(5,210)

Benefits, claims and expenses:
Policyholder benefits and claims incurred	45,311	3	45,314
Interest credited to policyholder account balances	4,704	(93)	4,611
Amortization of deferred acquisition costs	9,442	(2,772)	6,670
Other acquisition and insurance expenses	6,818	2,997	9,815
Net (gain) loss on sale of properties and divested businesses	1,271	-	1,271

Total benefits, claims and expenses	89,754	135	89,889

Income (loss) from continuing operations before income tax benefit	(14,307)	(135)	(14,442)

Income tax benefit	(1,489)	(566)	(2,055)

Income (loss) from continuing operations	(12,818)	431	(12,387)
Income (loss) from discontinued operations, net of income tax*	505	2,156	2,661

Net income (loss)	(12,313)	2,587	(9,726)

Net income attributable to AIG	$(10,949)	$2,587	$(8,362)

Net income attributable to AIG common shareholders	$(12,244)	$2,587	$(9,657)

Income (loss) per share attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$(93.69)	$3.18	$(90.51)
Income (loss) from discontinued operations	$3.21	$15.93	$19.14
Diluted:
Income (loss) from continuing operations	$(93.69)	$3.18	$(90.51)
Income (loss) from discontinued operations	$3.21	$15.93	$19.14

Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance	$3,137	$(151)	$2,986

*
Includes an adjustment to the loss accrual related to the sale of Nan Shan of $2.3 billion.

    Adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of cash flow from operating activities.

Year Ended December 31, 2011 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Cash flows from operating activities:
Net income	$18,506	$2,824	$21,330
Income from discontinued operations	(1,535)	(932)	(2,467)

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings (net)	(667)	(20)	(687)
Depreciation and other amortization	9,883	(2,511)	7,372
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs	(7,796)	2,367	(5,429)
Current and deferred income taxes – net	(18,752)	(1,728)	(20,480)
Total adjustments	(20,306)	(1,892)	(22,198)

Net cash provided by operating activities	35	-	35

Year Ended December 31, 2010 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Cash flows from operating activities:
Net income	$10,013	$2,272	$12,285
Income (loss) from discontinued operations	2,064	(1,419)	645

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of divested businesses	(17,767)	(1,799)	(19,566)
Unrealized gains in earnings (net)	(1,361)	(11)	(1,372)
Depreciation and other amortization	11,320	(3,308)	8,012
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs	(9,321)	3,388	(5,933)
Current and deferred income taxes – net	4,856	877	5,733
Total adjustments	(2,374)	(853)	(3,227)

Net cash provided by operating activities	16,910	-	16,910

Year Ended December 31, 2009 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Cash flows from operating activities:
Net income (loss)	$(12,313)	$2,587	$(9,726)
Income from discontinued operations	(505)	(2,156)	(2,661)

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings (net)	(4,249)	-	(4,249)
Depreciation and other amortization	12,074	(2,862)	9,212
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs	(8,938)	2,996	(5,942)
Current and deferred income taxes – net	(2,397)	(565)	(2,962)
Total adjustments	25,101	(431)	24,670

Net cash provided by operating activities	18,584	-	18,584